Note 23 - Income Tax	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

23.         Income tax

Income tax differs from the amounts that would be obtained by applying the combined statutory corporate income tax rate of Ontario, Canada to the respective year’s earnings before income tax. Differences result from the following items:

	Year ended December 31,
	2022	2021

Income tax expense using a combined statutory rate of 26.5% (2021 - 26.5%)	$76,732	$(40,292)
Settlement of long-term incentive arrangement	-	125,061
Loss on disposal of operations	7,110	-
Permanent differences	2,686	2,592
Tax effect of flow through entities	(10,890)	(8,660)
Adjustments to tax liabilities for prior periods	(1,597)	869
Changes in liability for unrecognized tax benefits	1,617	(111)
Stock-based compensation	2,024	2,891
Foreign, state, and provincial tax rate differential	1,875	(3,532)
Change in valuation allowance	2,626	2,407
Acquisition related items	10,106	1,970
Withholding taxes and other	2,721	2,315
Income tax expense	$95,010	$85,510

Earnings (loss) before income tax by jurisdiction comprise the following:

	Year ended December 31,
	2022	2021

Canada	$10,112	$(472,611)
United States	211,382	158,448
Foreign	68,060	162,116
Total	$289,554	$(152,047)

Income tax expense (recovery) comprises the following:
	Year ended December 31,
	2022	2021

Current
Canada	$9,390	$3,832
United States	60,101	63,212
Foreign	51,517	56,003
	121,008	123,047

Deferred
Canada	(3,006)	912
United States	(11,837)	(31,291)
Foreign	(11,155)	(7,158)
	(25,998)	(37,537)

Total	$95,010	$85,510

The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2022	2021

Loss carryforwards and other credits	$21,960	$19,143
Expenses not currently deductible	56,385	44,012
Revenue not currently taxable	(3,079)	(6,223)
Stock-based compensation	3,573	543
Investments	16,269	21,782
Provision for doubtful accounts	9,752	9,078
Financing fees	(227)	(267)
Net unrealized foreign exchange losses	764	442
Depreciation and amortization	(96,044)	(58,793)
Operating leases	13,496	11,695
Less: valuation allowance	(17,145)	(15,281)
Net deferred tax (liabilities) assets	$5,704	$26,131

As at December 31, 2022, the Company believes that it is more likely than not that its net deferred tax assets of $63,460 will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carryforward balances as follows:

	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2022	2021	2022	2021	2022	2021

Canada	$4,554	$4,664	$159	$104	$4,395	$4,560
United States	5,546	1,395	929	926	4,617	469
Foreign	69,884	60,891	50,120	43,003	19,764	17,888

The Company has pre-tax capital loss carryforwards as follows:

	Pre-tax loss carryforward		Pre-tax losses not recognized		Pre-tax losses recognized
	2022	2021	2022	2021	2022	2021

Canada	$1,482	$1,796	$1,482	$1,796	$-	$-
Foreign	6,071	6,483	6,071	6,483	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carryforward balances attributable to Canada begin to expire in 2035. NOL carryforward balances attributable to the United States begin to expire in 2028. Foreign NOL carryforward balances begin to expire in 2023. The utilization of NOLs may be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of US subsidiaries are $Nil (2021 - $10,963). Cumulative unremitted foreign earnings of international subsidiaries (other than the US) approximated $131,062 as at December 31, 2022 (2021 - $106,830). The Company has not provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2022	2021
Balance, January 1	$4,048	$2,344
Gross increases for tax positions of current period	1,178	-
Gross increases for tax positions of prior periods	438	151
Amount recognized on acquisitions	-	1,826
Reduction for lapses in applicable statutes of limitations	(44)	(262)
Foreign currency translation	(153)	(11)
Balance, December 31	$5,467	$4,048

Of the $5,467 (2021 - $4,048) in gross unrecognized tax benefits, $5,467 (2021 - $4,048) would affect the Company’s effective tax rate if recognized. For the year-ended December 31, 2022, additional interest and penalties of $132 related to uncertain tax positions was accrued (2021 - $201). The Company reversed $22 of accrued interest and penalties related to positions lapsed in applicable statute of limitations in 2022 (2021 - $69). As of December 31, 2022, the Company had accrued $604 (2021 - $494) for potential income tax related interest and penalties.

Within the next twelve months, the Company expects $Nil of unrecognized tax benefits associated with uncertain tax positions be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four to seven years and income tax returns filed with the United States Internal Revenue Service and related states are open for three to five years. Tax returns for significant other jurisdictions in which the Company conducts business are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.